SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)		12 Months Ended
	May 16, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Business combination costs		$ 1,200,000	$ 600,000
Reimbursement on general and administrative expenses			55,466
Unrecognized tax benefits accrued for interest and penalties		0	0
Redemption of investments in Trust Account for franchise and income taxes		1,588,710	0
Forward purchase agreement liability		(15,600,000)	(2,770,000)
Repayment of promissory note - related party		$ 0	354,100
Exercise price of warrants | $ / shares		$ 1.00
Redemption value of dissolution expenses		$ 100,000	100,000
Estimated dissolution expenses paid from interest earned		100,000
Promissory note with related party | Sponsor
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Maximum borrowing capacity of related party promissory note		400,000
Convertible note		0	$ 0
Repayment of promissory note - related party	$ 354,100
Level 3 | Volatility
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement Input			0.0500
Forward purchase agreement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Forward purchase agreement liability		$ 15,600,000	$ 2,770,000
Forward purchase agreement | Level 3 | Volatility
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement Input		0.417	0.432
Forward purchase agreement | Level 3 | Discount Rate
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement Input		0.040	0.042
Meteora Holding | Forward purchase agreement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of units to be purchased pursuant to agreement | shares			6,600,000
Fair value of put option		$ 18,370,000	$ 2,770,000
Forward purchase agreement liability		$ 15,600,000	$ 2,770,000
Meteora Holding | Forward purchase agreement | Level 3
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of units to be purchased pursuant to agreement | shares		6,600,000	6,600,000
Purchase price, per unit | $ / shares		$ 12.88	$ 12.20
Estimated contractual maturity period		3 years 3 months
Percentage of completion of business combination		80.00%	12.00%
Class B common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Maximum common shares subject to forfeiture | shares		300,000